Financial Instruments - Summary of Carrying Amounts of Canadian Dollar Denominated Monetary Assets and Monetary Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Monetary assets
Cash and cash equivalents	$ 828,837	$ 799,697	$ 696,089	$ 448,626	$ 376,163	$ 226,045
Accounts receivable	6,971		10,187
Long-term investments - common shares held	255,076	$ 308,330	255,535	$ 60,103	$ 91,344	$ 59,941
Long-term investments - warrants held	458		560
Other long-term assets	28,457		26,397
Monetary liabilities
Accounts payable and accrued liabilities	9,578		12,570
Lease Liability	8,626
Pension liability	3,949		3,524
Currency risk [member]
Monetary assets
Cash and cash equivalents	4,539		311
Accounts receivable	128		739
Long-term investments - common shares held	74,927		60,443
Long-term investments - warrants held	459		560
Other long-term assets	3,384		3,308
Total Canadian dollar denominated monetary assets	83,437		65,361
Monetary liabilities
Accounts payable and accrued liabilities	6,469		8,180
Performance share units	10,579		16,971
Lease Liability	6,037		1,315
Pension liability	3,949		3,524
Total Canadian dollar denominated monetary liabilities	$ 27,034		$ 29,990